Consolidated statement of comprehensive income (loss) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of comprehensive income [abstract]
Net income (loss)	kr 28,714	kr 374	kr (26,104)
Items that will not be reclassified to profit or loss
Remeasurements of defined benefit pension plans	6,744	877	905
Revaluation of credit risk on borrowings	30	(567)	(667)
Tax on items that will not be reclassified to profit or loss	(1,380)	(28)	(114)
Cash flow hedge reserves
Gains/losses arising during the period	5,047	(3,892)	754
Reclassification to profit or loss	(218)	725	1,090
Translation reserves
Changes in translation reserves	(12,721)	6,461	(2,375)
Reclassification to profit and loss	1,395	73	59
Share of other comprehensive income of associated companies	(93)	40	(10)
Tax on items that have been or may be reclassified to profit or loss	(995)	652	(380)
Other comprehensive income (loss), net of tax	(2,191)	4,341	(738)
Total comprehensive income (loss)	26,523	4,715	(26,842)
Total comprehensive income (loss) attributable to:
Owners of the Parent Company	26,125	4,515	(27,233)
Non-controlling interests	kr 398	kr 200	kr 391